UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22990

Pomona Investment Fund
(Exact name of registrant as specified in charter)

780 Third Avenue, 46th Floor
New York, NY 10017
(Address of principal executive offices) (Zip code)

Michael D. Granoff
Pomona Management LLC
780 Third Avenue, 46th Floor
New York, NY 10017
(Name and address of agent for service)

registrant's telephone number, including area code: (212) 593-3639

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Consolidated Financial Statements

For the Six Months Ended September 30, 2017

(Unaudited)

Pomona Investment Fund

Table of Contents
For the Six Months Ended September 30, 2017 (Unaudited)

Schedule of Investments	1-2
Statement of Assets, Liabilities and Shareholders' Capital	3
Statement of Operations	4
Statement of Changes in Shareholders' Capital	5
Statement of Cash Flows	6
Financial Highlights	7-8
Notes to Financial Statements	9-16
Other Information	17

Pomona Investment Fund

Schedule of Investments
September 30, 2017 (Unaudited)

Investment Funds [a,j] (88.09%) Seasoned Primary Investments (6.80%)	Geographic Region [b]	Original Acquisition Date	Fair Value
Gryphon Partners IV, L.P. [c,g]	North America	06/24/2016	$4,979,105
Total Seasoned Primary Investments (6.80%)			4,979,105

Secondary Investments (81.29%)
Advent International GPE VII-B Limited Partnership [d]	North America	06/30/2015	2,934,269
AP VIII Private Investors Offshore (USD), L.P.	Europe	06/30/2017	275,160
Apax Europe VI - A, L.P. [d]	Europe	12/30/2016	685,508
Apollo Investment Fund VII, L.P. [d]	North America	09/29/2017	379,573
Audax Mezzanine Fund II, L.P.	North America	09/30/2015	37,241
Audax Mezzanine Fund III, L.P. [e,g]	North America	09/30/2016	5,925,004
Audax Private Equity Fund III, L.P. [d]	North America	09/30/2015	1,024,987
Audax Private Equity Fund IV, L.P. [d]	North America	09/29/2017	359,520
Bain Capital Asia Fund, L.P.	North America	12/30/2015	232,453
Bain Capital Distressed and Special Situations 2013 E, L.P. [d,i]	North America	06/30/2015	747,913
Bain Capital Europe Fund III, L.P.	North America	12/30/2016	1,297,682
Bain Capital Fund VIII, L.P. [d]	North America	12/30/2015	247,275
Bain Capital Fund X, L.P. [f,g]	North America	12/30/2015	5,725,820
Blackstone Capital Partners V L.P. [d]	North America	09/29/2017	197,011
CDRF8 Private Investors, L.L.C.	North America	06/30/2017	477,026
Cerberus Institutional Partners, L.P. - Series Two [d]	North America	12/30/2016	16,975
Cerberus Institutional Partners, L.P. - Series Three [d]	North America	12/30/2016	124,202
Cerberus Institutional Partners, L.P. - Series Four [d]	North America	12/30/2016	1,313,904
CHP III, L.P. [d]	North America	09/29/2017	650,559
Clayton, Dubilier & Rice Fund VII, L.P.	North America	12/30/2015	257,038
Clyde Blowers Capital Fund III LP [d]	Europe	06/30/2015	1,744,375
DCM IV, L.P. [d]	North America	06/30/2015	190,471
DCM V, L.P. [d]	North America	06/30/2015	652,072
DCM VI, L.P. [d]	North America	06/30/2015	1,410,909
GESD Investors II, L.P. [d]	North America	09/29/2017	737,378
Green Equity Investors V, L.P. [d]	North America	09/29/2017	970,781
Gridiron Energy Feeder I, L.P. [d]	North America	05/10/2017	2,238,403
GSO Capital Opportunities Overseas Fund L.P.	North America	12/30/2015	128,930
GSO Private Investors Offshore II, L.P.	North America	06/30/2017	285,539
Insight Venture Partners Coinvestment Fund II, L.P.	North America	06/30/2015	1,153,806
Insight Venture Partners Coinvestment Fund III, L.P.	North America	06/30/2015	787,108
Insight Venture Partners V Coinvestment Fund, L.P.	North America	06/30/2015	11,322
Insight Venture Partners V, L.P.	North America	06/30/2015	337,581
Insight Venture Partners VI, L.P.	North America	06/30/2015	1,700,860
Insight Venture Partners VII, L.P.	North America	06/30/2015	3,252,862
Insight Venture Partners VIII, L.P.	North America	06/30/2015	3,443,840
J.H. Whitney VI, L.P. [d]	North America	09/29/2017	113,615
JMI Equity Fund VI, L.P. [d]	North America	09/29/2017	31,129
Kelso Investment Associates VIII, L.P. [d]	North America	09/29/2017	816,245
KKR 2006 Fund, L.P. [d]	North America	09/29/2017	782,168
KKR 2006 Private Investors Offshore, L.P.	North America	06/30/2017	686,252
KPS Special Situations Fund III, L.P. [d]	North America	09/29/2017	774,973
Littlejohn Fund IV, L.P.	North America	12/30/2015	2,051,475
Madison International Real Estate Liquidity Fund V	North America	06/30/2015	45,676
Merchant Banking Partners IV, L.P. [d]	North America	09/29/2017	83,774
Montreux Equity Partners IV, L.P. [d]	North America	09/29/2017	437,768
New Enterprise Associates 12, L.P. [d]	North America	09/29/2017	160,827
New Mountain Partners III, L.P. [d]	North America	09/29/2017	801,033

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Schedule of Investments
September 30, 2017 (Unaudited) (continued)

Investment Funds [a,j] (continued) Secondary Investments (continued)	Geographic Region [b]	Original Acquisition Date	Fair Value
Oaktree Private Investment Fund 2010, L.P. [d]	North America	06/30/2015	$124,864
Paladin III (HR), L.P. [d]	North America	09/29/2017	547,906
Perry Partners International, Inc. [d]	North America	12/30/2015	62,227
Platinum Equity Capital Partners II, L.P. [d]	North America	09/29/2017	196,393
Providence Equity Partners IV L.P. [d]	North America	12/30/2016	2,991
Providence Equity Partners V L.P.	North America	12/30/2016	284,799
Providence Equity Partners VI L.P.	North America	12/30/2016	2,664,853
Providence Equity Partners VII L.P. [d]	North America	09/29/2017	323,534
Saw Mill Capital Partners, L.P. [d]	North America	09/29/2017	1,084,434
Silver Lake Partners II, L.P.	North America	12/30/2016	1,303,839
TCW/Crescent Mezzanine Partners VB, L.P.	North America	12/30/2015	683,039
Tennenbaum Opportunities Fund V, LLC [d]	North America	09/29/2017	610,998
The Veritas Capital Fund III, L.P. [d]	North America	09/29/2017	605,208
TPG Opportunities Partners III (B), L.P.	North America	06/30/2015	54,377
TPG Partners V, L.P. [d]	North America	09/29/2017	401,168
TPG Partners VI, L.P. [d]	North America	09/29/2017	689,947
TPG STAR, L.P. [d]	North America	09/29/2017	447,584
Wellspring Capital Partners IV, L.P. [d]	North America	06/30/2015	550,414
Wind Point Partners VII-B, L.P. [d]	North America	09/29/2017	130,483
Total Secondary Investments (81.29%)			59,509,350
Total Investments in Investment Funds (Cost $63,274,738) (88.09%)			$64,488,455

Short-Term Investment (21.57%) Money Market Fund	Fair Value
Fidelity Government Money Market Fund - Institutional Class, 0.94% [h]	$15,453,679
JP Morgan U.S. Government Money Market Fund, 0.63% [h]	334,398
Total Money Market Fund (21.57%)	$15,788,077

Total Short-Term Investment (Cost $15,788,077) (21.57%)	$15,788,077

Total Investments (Cost $79,062,815) (109.66%)	$80,276,532

Liabilities in Excess of Other Assets (-9.66%)	(7,069,528)

Shareholders' Capital (100.00%)	$73,207,004

[a]
Investment Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of September 30, 2017 was $63,274,738 and $64,488,455, respectively.

[b]	In the case of Investment Funds, geographic region generally refers to where the general partner is headquartered and may be different from where an Investment Fund invests or operates.

[c]	This Investment Fund invests in privately or publicly owned enterprises operating in a variety of industries.

[d]	Non-income producing.

[e]	This Investment Fund focuses on investing in junior debt securities of private middle market businesses.

[f]	This Investment Fund focuses on buyouts, growth capital investments and restructurings.

[g]	These Investment Funds have no redemption provisions, are issued in private placement transactions and are restricted as to resale.

[h]	The rate quoted is the annualized seven-day yield of the Fund at the period end.

[i]	Formally known as Sankaty Credit Opportunities V-E, L.P.

[j]
The Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio. As a result, the specific acquisition cost allocated to each Investment Fund does not necessarily reflect the actual cost of each such Investment Fund. As of September 30, 2017, the aggregate cost of each investment restricted to resale was: $4,330,070, $2,151,417, $237,161, $601,785, $426,619, $129,218, $5,528,739, $2,880,242, $334,394, $668,006, $540,627, $1,130,716, $675,140, $5,075,618, $247,715, $438,120, $11,596, $62,855, $688,460, $512,670, $284,368, $1,587,533, $192,483, $1,318,680, $1,878,052, $423,726, $961,054, $2,247,244, $260,167, $271,207, $939,476, $567,876, $0, $544,972, $1,850,843, $2,878,529, $3,328,181, $126,537, $27,105, $758,105, $599,809, $557,272, $857,480, $1,952,408, $48,613, $106,589, $352,648, $176,608, $899,761, $104,602, $380,698, $105,492, $352,646, $1,130, $346,300, $2,667,283, $262,955, $877,638, $1,642,022, $628,649, $374,945, $523,989, $46,100, $370,460, $632,879, $450,846 $742,325, $95,285, respectively, totaling $63,274,738.

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Consolidated Statement of Assets, Liabilities and Shareholders’ Capital
September 30, 2017 (Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $63,274,738)	$64,488,455
Short-term investments, at fair value (cost $15,788,077)	15,788,077
Cash	1,219,507
Deferred offering costs	47,117
Deferred financing costs	103,746
Expense waiver receivable	131,835
Interest receivable	17,305
Other assets	131,852
Total Assets	81,927,894

Liabilities
Payable to Adviser	115,445
Payable for investments purchased, not yet settled	7,259,727
Payable for shares repurchased	359,832
Management fee payable	303,590
Administration fee payable	46,005
Distribution and servicing fee payable	192,898
Professional fees payable	219,028
Trustees fees payable	30,000
Chief Compliance Officer fees payable	7,500
Other accrued expenses	186,865
Total Liabilities	8,720,890

Commitments and contingencies (see Note 9)	—

Shareholders' Capital	$73,207,004

Shareholders' Capital
Paid-in Capital	$65,756,365
Accumulated net investment loss	(1,164,644)
Accumulated net realized gain on investments in Investment Funds	13,661,540
Accumulated distributions from capital gains	(6,259,974)
Accumulated net unrealized appreciation on investments in Investment Funds and foreign currency translation	1,213,717

Total Shareholders' Capital	$73,207,004

Shareholders' Capital Attributable to:
Class A Shares	$72,465,113
Class M2 Shares	741,891
$73,207,004

Shares Outstanding:
Class A Shares	6,619,689
Class M2 Shares	67,396
6,687,085

Net asset value per Share:
Class A Shares	$10.95
Class M2 Shares	$11.01

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Consolidated Statement of Operations
For the Six Months Ended September 30, 2017 (Unaudited)

Income
Dividend income	$79,667
Interest income	417,375
Other income	42,767
Total Income	539,809

Expenses
Management fee	583,724
Distribution and servicing fee	192,442
Professional fees	159,153
Administration fee	88,455
Insurance fees	74,725
Chief Compliance Officer fees and expenses	45,000
Offering costs	41,018
Trustees fees and expenses	37,957
Other expenses	114,639
Total Expenses	1,337,113

Less: Waivers and/or expense reimbursements	(270,779)

Net Expenses	1,066,334

Net Investment Loss	(526,525)

Net Realized Gain and Change in Unrealized Appreciation/(Depreciation) on Investments in Investment Funds and Foreign Currency Translation
Net realized gain from investments in Investment Funds	4,510,857

Net change in unrealized appreciation on investments in Investment Funds	1,524,186
Net change in unrealized appreciation on foreign currency translation	199,329

Total net change in unrealized appreciation on investments in Investment Funds and foreign currency translation	1,723,515

Net Realized Gain and Change in Unrealized Appreciation/(Depreciation) on Investments in Investment Funds and Foreign Currency Translation	6,234,372

Net increase in Shareholders' Capital from operations	$5,707,847

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Consolidated Statements of Changes in Shareholders’ Capital

	For the Six Months Ended September 30, 2017 (Unaudited)	For the Year Ended March 31, 2017
Operations
Net investment loss	$(526,525)	$(632,958)
Net realized gain from investments in Investment Funds	4,510,857	7,276,346
Net change in unrealized appreciation/(depreciation) on investments in Investment Funds and foreign currency translation	1,723,515	(1,135,124)
Net increase in Shareholders' Capital from operations	5,707,847	5,508,264

Distributions to Shareholders
Distributions from capital gains Class A Shares	—	(5,881,269)
Distributions from capital gains Class M2 Shares	—	(12,336)
Decrease in Shareholders' Capital from distributions to Shareholders	—	(5,893,605)

Shareholders' Capital Transactions
Class A Shares
Proceeds from sale of Shares	4,061,625	3,446,035
Reinvestment of distributions	—	5,822,706
Repurchases of Shares	(473,264)	—
Total Class A Transactions	3,588,361	9,268,741

Class M2 Shares*
Proceeds from sale of Shares	410,000	265,000
Reinvestment of distributions	—	12,336
Repurchases of Shares	—	—
Total Class M2 Transactions	410,000	277,336
Increase in Shareholders' Capital from capital transactions	3,998,361	9,546,077

Shareholders' Capital
Beginning of period	63,500,796	54,340,060
End of period	$73,207,004	$63,500,796

Shareholder Activity
Class A Shares outstanding at beginning of period	6,268,951	5,327,631
Shares sold	394,458	334,952
Shares reinvested	—	606,368
Shares redeemed	(43,720)	—
Class A Shares outstanding at end of period	6,619,689	6,268,951

Class M2 Shares outstanding at beginning of period*	27,274	—
Shares sold	40,122	25,989
Shares reinvested	—	1,285
Class M2 Shares outstanding at end of period	67,396	27,274

Accumulated net investment loss	$(1,164,644)	$(638,119)

*	Class M2 Shares commenced operations on October 1, 2016.

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Consolidated Statement of Cash Flows
For the Six Months Ended September 30, 2017 (Unaudited)

Cash flows from operating activities
Net increase in Shareholders' Capital from operations	$5,707,847
Adjustments to reconcile net increase in Shareholders' Capital from operations to net cash used in operating activities:
Purchases of investments in Investment Funds	(18,590,696)
Capital distributions received from Investment Funds	8,462,484
Net realized gain from investments in Investment Funds	(4,510,857)
Net change in unrealized appreciation on investments in Investment Funds and foreign currency translation	(1,723,515)
Net sales of short-term investments	571,396
Amortization of deferred offering costs	41,018
Changes in operating assets and liabilities:
Increase in deferred financing costs	(103,746)
Decrease in expense waiver receivable	110,984
Increase in interest receivable	(10,130)
Decrease in other assets	26,343
Increase in payable for investments purchased, not yet settled	7,259,727
Decrease in payable to Adviser	(299,382)
Decrease in management fee payable	(209,696)
Decrease in administration fee payable	(31,772)
Increase in distribution and servicing fee payable	22,217
Increase in professional fees payable	92,058
Increase in trustees fees payable	30,000
Increase in Chief Compliance Officer fees payable	7,500
Increase in other accrued expenses	60,632
Net cash used in operating activities	(3,087,588)

Cash flows from financing activities
Proceeds from sale of Shares	4,471,625
Distributions to investors, net of reinvestments of distributions	—
Repurchases of Shares	(113,432)
Additions to offering costs	(51,098)
Net cash provided by financing activities	4,307,095

Net change in cash	1,219,507

Cash at beginning of period	—

Cash at End of Period	$1,219,507

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Financial Highlights

	Class A Shares
	For the Six Months Ended September 30, 2017 (Unaudited)		For the Year Ended March 31, 2017	For the Period May 7, 2015 (Commencement of Operations) to March 31, 2016
Net asset value per Share, beginning of period	$10.09		$10.20	$10.00	(1)
Net increase in Shareholders' Capital from operations:
Net investment loss*	(0.07)		(0.09)	(0.21)
Net realized gain and change in unrealized appreciation on investments	0.93		1.03	0.48
Net increase in Shareholders' Capital from operations:	0.86		0.94	0.27
Distributions from net investment income	—		—	—
Distributions from capital gains	—		(1.05)	(0.07)
Total distributions	—		(1.05)	(0.07)

Net asset value per Share, end of period	$10.95		$10.09	$10.20

Total Return (2)	8.54	%(3)	9.71%	2.70	%(3)

Ratios/Supplemental Data:
Shareholders' Capital, end of period (in thousands)	$72,465		$63,225	$54,340
Ratio of net investment loss to average Shareholders' Capital	(1.55	)%(4)	(1.07)%	(2.35	)%(4)
Ratio of gross expenses to average Shareholders' Capital (5)	3.91	%(4)	4.05%	5.40	%(4)
Ratio of expense waiver to average Shareholders' Capital (6)	(0.78	)%(4)	(0.87)%	(2.31	)%(4)
Ratio of net expenses to average Shareholders' Capital (6) (7)	3.13	%(4)	3.18%	3.09	%(4)
Portfolio Turnover	0.00	%(3)	0.00%	0.00	%(3)

*	Per Share data of income/(loss) from investment operations is computed using the total income and expense for each period divided by end of period Shares.

(1)	The net asset value per Share as of the beginning of the period, May 7, 2015 (Commencement of Operations) represents the initial net asset value per Share of $10.00.

(2)	Total Return based on net asset value per Share is the combination of changes in net asset value per Share and reinvested dividend income at net asset value per Share, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

(6)
The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to Financial Statements.

(7)
Includes expenses excluded from the expense limitation. In addition, the ratio is calculated based on net expenses and average net assets. If the net expense ratio calculation was calculated quarterly rather than annualized, as is done for expense waiver calculations which is not, however, calculated based on average net assets, the net expense ratio would be 2.95%.

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Financial Highlights

	Class M2 Shares
	For the Six Months Ended September 30, 2017 (Unaudited)	For the Period October 1, 2016 (Commencement of Operations) to March 31, 2017
Net asset value per Share, beginning of period	$10.11	$10.65 (1)
Net increase in Shareholders' Capital from operations:
Net investment loss*	(0.07)	(0.01)
Net realized gain and change in unrealized appreciation on investments	0.97	0.52
Net increase in Shareholders' Capital from operations:	0.90	0.51
Distributions from net investment income	—	—
Distributions from capital gains	—	(1.05)
Total distributions	—	(1.05)

Net asset value per Share, end of period	$11.01	$10.11

Total Return (2) (3)	8.84%	5.32%

Ratios/Supplemental Data:**
Shareholders' Capital, end of period (in thousands)	$742	$276
Ratio of net investment loss to average Shareholders' Capital (4)	(1.07)%	(0.24)%
Ratio of gross expenses to average Shareholders' Capital (4) (5)	5.07%	5.18%
Ratio of expense waiver to average Shareholders' Capital (4) (6)	(2.31)%	(2.74)%
Ratio of net expenses to average Shareholders' Capital (4) (6) (7)	2.76%	2.44%
Portfolio Turnover (3)	0.00%	0.00%

*	Per Share data of income/(loss) from investment operations is computed using the total income and expense for each period divided by end of period Shares.

**
Class M2 Shares commenced operations on October 1, 2016. These ratios include certain expenses related to the offering of this share class and other expenses associated with the commencement of operations that are specific only to the M2 share class.

(1)	The net asset value per Share as of the beginning of the period, October 1, 2016 (Commencement of Operations) represents the initial net asset value per Share of $10.65.

(2)	Total Return based on net asset value per Share is the combination of changes in net asset value per Share and reinvested dividend income at net asset value per Share, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

(6)
The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to Financial Statements.

(7)
Includes expenses excluded from the expense limitation. In addition, the ratio is calculated based on net expenses and average net assets. If the net expense ratio calculation was calculated quarterly rather than annualized, as is done for expense waiver calculations which is not, however, calculated based on average net assets, the net expense ratio would be 2.40%.

The accompanying notes are an integral part of these Financial Statements.

Pomona Investment Fund

Notes to Financial Statements
September 30, 2017 (Unaudited)

1.	Organization

Pomona Investment Fund (the “Fund”) was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Pomona Management LLC (the “Adviser” and the “Administrator”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. The objective of the Fund is to seek long-term capital appreciation by investing principally in private equity investments. On August 3, 2017, Pomona Investment Fund LLC was organized as a Delaware limited liability company, and is a wholly owned subsidiary of the Fund. It is anticipated that the Fund’s private equity investments will predominantly consist of secondary and primary investments in private equity funds (“Investment Funds”) and, to a lesser degree, direct investments in operating companies. Secondary investments refer to investments in existing Investment Funds that are typically acquired in privately negotiated transactions. Seasoned Primary investments refer to investments in newly established private equity funds, typically sponsored by investment managers with an established investment track record.

A board of trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

As of September 30, 2017, the Fund offered four classes of shares; Classes A, I, M1 and M2 shares. Class M2 Shares commenced operations on October 1, 2016. The I and M1 share classes had not yet commenced operations as of September 30, 2017. The shares are continuously offered on a quarterly basis.

Class A Shares are offered at the then-current net asset value plus an initial sales charge, if applicable, with a general minimum initial investment of $25,000. Class A Shareholders pay a fee for distribution and shareholder servicing.

Class I Shares are offered to certain institutional investors, at the then-current net asset value without an initial sales charge and with a general minimum initial investment of $1,000,000. Class I Shareholders do not pay a fee for distribution or shareholder servicing.

Classes M1 and M2 Shares are offered through intermediary wealth management platforms associated with private banks and trust companies, at the then-current net asset value without an initial sales charge. The general minimum initial investment is $5,000,000. Neither Class M1 nor M2 Shareholders pay a fee for distribution services; however, M1 Shareholders pay a fee for shareholder services or account maintenance services.

All share classes have the same rights and privileges.

2.	Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company and therefore applies the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. The following is a summary of significant accounting policies used in preparing the financial statements.

Consolidation of a Subsidiary

The consolidated financial statements of the Fund include Pomona Investment Fund LLC, a limited liability company in which the Fund invests. Pomona Investment Fund LLC is a wholly-owned subsidiary; therefore, all inter-company accounts and transactions have been eliminated.

Valuation of Investments

The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. The Board has delegated direct and oversight responsibilities for making valuation determinations for investments held by the Fund to a valuation committee (the “Valuation Committee”), which draws on the resources and personnel of the Administrator and the Adviser in carrying out its responsibilities. The Board receives valuation reports from the Valuation Committee on a quarterly basis and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

Pomona Investment Fund

Notes to Financial Statements
September 30, 2017 (Unaudited) (continued)

2.	Summary of Significant Accounting Policies (continued)

In general, investments are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Investment Funds in which the Fund invests normally do not have readily available market prices and therefore will be valued at “fair value”. Determining the fair value of Investment Funds and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The fair values of the Fund’s investments in Investment Funds are estimates and are determined by the Adviser in accordance with the Valuation Procedures. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of each Investment Fund. Ordinarily, the fair value of an Investment Fund is based on the net asset value (“NAV”) of that Investment Fund reported by its investment manager. If the Adviser determines that the most recent NAV reported by the investment manager of an Investment Fund does not represent the fair value or if the investment manager of an Investment Fund fails to report a NAV to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. This includes adjusting the NAV provided by an investment manager for other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date.

NAV Determination

The NAV of the Fund is determined as of the close of regular trading on the New York Stock Exchange on the last business day of each quarter and at such other times as the Board determines (each, a “Valuation Date”). In determining its NAV, the Fund values its investments as of the relevant Valuation Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Valuation Date.

Cash and Short-term Investments

The Fund holds cash and short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash and short-term accounts held by the Fund.

Realized Gain/ (Loss) on Investments

The Fund accounts for realized gains and losses on distributions received from Investment Funds based on the nature of such distributions as determined by the underlying investment fund managers.

Income Recognition and Expenses

Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred.

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Certain expenses of the Fund attributable to a particular share class will be allocated to the share class to which they are attributable.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

Pomona Investment Fund

Notes to Financial Statements
September 30, 2017 (Unaudited) (continued)

3.	Fair Value Disclosures

The Fund uses the NAV of each Investment Fund as its measure of fair value of an investment in an Investment Fund when (i) the market price for such investment is not readily available, (ii) such investment does not have a readily determinable fair value, and (iii) the NAV is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

-	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date

-	Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

-	Level 3 - Inputs that are unobservable

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Administrator. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. Private equity funds are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 (“ASU 2015-07”), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) modifying Accounting Standards Codification 946 Financial Services – Investment Companies. Under the modifications, investments in private investment funds valued at NAV are no longer included in the fair value hierarchy. As a result of adopting ASU 2015-07, investments in Investment Funds with a fair value of $64,488,455 are excluded from the fair value hierarchy as of September 30, 2017.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of September 30, 2017:

Investments	Level 1	Level 2	Level 3	Total
Short-Term Investment	$15,788,077	$—	$—	$15,788,077
Total	$15,788,077	$—	$—	$15,788,077

During the six months ended September 30, 2017, the Fund did not have any transfers between any of the levels of the fair value hierarchy. The Fund records all transfers at the end of each reporting period.

Pomona Investment Fund

Notes to Financial Statements
September 30, 2017 (Unaudited) (continued)

3.	Fair Value Disclosures (continued)

A listing of the private equity investment types held by the Fund and the related attributes, as of September 30, 2017, are shown in the table below:

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms**
Seasoned Primary	Primary investments made after an Investment Fund has already invested a certain percentage of its capital commitment	$4,979,105	$2,238,861	None	N/A	Liquidity in the form of distributions from Investment Funds
Secondary	Investments in existing Investment Funds that are typically acquired in privately negotiated transactions	$59,509,350	$11,740,469	None	N/A	Liquidity in the form of distributions from Investment Funds

*
The information summarized in the table above represents the general terms for the specified investment type. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the investment type as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

**
Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds.

4.	Management Fee, Administration Fee, Related Party Transactions and Other

The Adviser provides certain management and advisory services to the Fund, including allocating the Fund’s assets and monitoring each Investment Fund to determine whether its investment program is consistent with the Fund’s investment objective and whether its investment performance and other criteria are satisfactory. In consideration for these services, the Fund pays the Adviser a quarterly management fee of 0.4125% (1.65% on an annualized basis) of the Fund’s quarter-end net asset value (the “Management Fee”). The Management Fee is an expense paid out of the Fund’s net assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each quarter (including any assets in respect of Shares that are repurchased as of the end of the quarter) and is payable quarterly in arrears. For the six months ended September 30, 2017, the Fund incurred $583,724 of Management Fees.

The Administrator performs certain administrative, accounting and other services for the Fund, including (i) providing and/or arranging and overseeing the provision of office space, adequate personnel, and communications and other facilities necessary for administration of the Fund, (ii) performing certain administrative functions to support the Fund and its service providers, (iii) supporting the Board and providing it with information, (iv) providing accounting and legal services in support of the Fund, (v) providing compliance testing services, (vi) analyzing the value of the Fund’s assets, and (vii) reviewing and arranging for payment of the Fund’s expenses and other support services. In consideration of these services, the Fund pays the Administrator a quarterly fee of 0.0625% (0.25% on an annualized basis) of the Fund’s quarter-end net asset value (the “Administration Fee”). For the six months ended September 30, 2017, the Fund incurred $88,455 of Administration Fees.

Pomona Investment Fund

Notes to Financial Statements
September 30, 2017 (Unaudited) (continued)

4.	Management Fee, Administration Fee, Related Party Transactions and Other (continued)

The Adviser has entered into an expense limitation agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund that has been extended through September 30, 2018 (the “Limitation Period”) to limit the amount of the Fund’s aggregate quarterly ordinary operating expenses, excluding certain specified expenses listed below (“Specified Expenses”), borne by the Fund during the Limitation Period, to an amount not to exceed 0.50% on an annualized basis of the Fund’s quarter-end net assets (the “Expense Cap”). Specified Expenses include: (i) the Management Fee; (ii) all fees and expenses of Investment Funds and direct investments in which the Fund invests (including all acquired fund fees and expenses); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of secondaries, primaries, direct investments, ETFs, and other investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with any credit facility, if any, obtained by the Fund; (vi) the administration fee; (vii) the distribution and servicing fee or shareholder servicing fee, as applicable; (viii) taxes; and (ix) extraordinary expenses (expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence). To the extent that the Fund’s aggregate quarterly ordinary operating expenses, exclusive of the Specified Expenses for any quarter exceed the Expense Cap, the Adviser will waive its fees and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser waives fees or reimburses expenses, it is permitted to recoup any amounts waived and expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the quarter in which such fees were waived or expenses were borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Fund’s aggregate quarterly ordinary operating expenses for the quarter in which such reimbursement is sought, not including Specified Expenses, have fallen to a level below the Expense Cap that was in effect during the quarter in which the fees were waived or expenses were borne by the Adviser.

For the six months ended September 30, 2017, the Adviser waived fees in the amount of $270,779, which are subject for recoupment. At September 30, 2017, the amounts outlined below are available for recoupment:

Quarter of Expiration:
June 2018	$188,962
September 2018	$268,215
December 2018	$336,455
March 2019	$295,660
June 2019	$156,427
September 2019	$117,033
December 2019	$111,397
March 2020	$131,422
June 2020	$138,943
September 2020	$131,836

Voya Investments Distributor, LLC acts as the distributor of the Shares (the “Distributor”). The Distributor will directly distribute Shares to investors and may also enter into selected dealer agreements with various brokers and dealers (“Selling Agents”) that have agreed to participate in the distribution of the Fund’s Shares. The Fund will pay the Distributor a quarterly fee of 0.1375% (0.55% on an annualized basis) of the Fund’s Class A quarter-end net asset value, determined as of the last day of each quarter (before any repurchases of Shares) (the “Distribution and Servicing Fee”), for distribution and investor services provided to Class A shareholders. The Distribution and Servicing Fee is charged on an aggregate class-wide basis, and shareholders are expected to be subject to the Distribution and Servicing Fee as long as they hold their Class A Shares. The Distributor may, in its sole discretion, pay various Selling Agents some or all of the Distribution and Servicing Fee to compensate such Selling Agents for distribution and servicing support. The Distributor, Adviser, and Administrator are subsidiaries of Voya Financial, Inc. (formerly, ING U.S., Inc.). For the six months ended September 30, 2017, the Fund incurred $192,442 of Distribution and Servicing Fees.

Pomona Investment Fund

Notes to Financial Statements
September 30, 2017 (Unaudited) (continued)

4.	Management Fee, Administration Fee, Related Party Transactions and Other (continued)

UMB Fund Services, Inc. (“UMBFS”) provides certain sub-administration, sub-accounting, and tax services for the Fund. UMBFS charges fees to the Fund for these services based on the average net assets of the Fund, subject to minimum amounts. UMBFS also provides certain record keeping and investor related services for the Fund and charges fees for those services primarily based on the number of investor accounts, subject to minimum amounts. UMB Bank, N.A., an affiliate of UMBFS, serves as the custodian of the Fund’s assets (the “Custodian”) and primarily charges a fixed fee based on the Fund’s average net assets to the Fund.

Each member of the Board that is not an “interested person” (as defined in the 1940 Act) (an “Independent Trustee”) receives an annual retainer of $10,000, a fee of $5,000 per year for serving on committees of the Board, and a fee per each in-person meeting of the Board of $2,500, plus reimbursement of reasonable out of pocket expenses.

The Fund retained Alaric Compliance Services, LLC to provide compliance services to the Fund, including a Chief Compliance Officer. For the six months ended September 30, 2017, the Fund incurred Chief Compliance Officer fees and expenses in the amount of $45,000.

Prior to the Commencement of Operations, the Fund incurred organizational costs which were paid and/or reimbursed by the Adviser. These costs will be subject to recoupment in accordance with the Fund’s Expense Limitation and Reimbursement Agreement. Organizational expenses consist primarily of costs to establish the Fund and enable it to legally conduct business. Organizational expenses incurred subsequent to commencement of operations are expensed by the Fund as incurred.

The Fund incurred $41,018 of offering costs during the six months ended September 30, 2017. These offering costs, which have also been paid and/or reimbursed by the Adviser, will be subject to recoupment under the Expense Limitation and Reimbursement Agreement. Offering costs are treated as deferred charges and are amortized over the subsequent 12 month period using the straight line method.

Certain shareholders of the Fund (“Affiliated Shareholders”) are affiliated with the Adviser. The aggregate value of the Affiliated Shareholders’ share of shareholders’ capital at September 30, 2017 is $61,330,509.

5.	Capital Share Transactions

The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar quarter at the Fund’s then-current net asset value per Share of each respective share class (determined as of the close of business on the last business day of the immediately preceding quarter). To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. It is expected that the Adviser will normally recommend to the Board that the Fund conduct an offer to repurchase shares on a quarterly basis as of the end of each calendar quarter, so that each repurchase would occur as of each March 31, June 30, September 30 and December 31 of every year, although the Adviser may not recommend, and the Board may not authorize, a repurchase offer for any quarter in which the Adviser believes that it would be detrimental to the Fund for liquidity or other reasons. It is also expected that the Adviser will recommend to the Board that any such tender offer would be for an amount that is not more than 5% of the Fund’s net asset value. There can be no assurance that the Board will accept the Adviser’s recommendation.

On September 22, 2017, the Fund offered to repurchase up to 5% of the respective aggregate December 31, 2017 net assets of the Class A and Class M2 Shares. Shareholders who validly tender by the offer expiration date of October 17, 2017, have the right to withdraw their tender by December 26, 2017.

Pomona Investment Fund

Notes to Financial Statements
September 30, 2017 (Unaudited) (continued)

6.	Federal and Other Taxes

It is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Fund elected to be a RIC with the filing of its 2016 federal income tax return. The Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Fund has adopted October 31 as its fiscal tax year end. The Fund intends to elect to be a RIC with the filing of its federal income tax return.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes” (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no uncertain tax positions as of September 30, 2017 for federal income tax purposes or in Delaware, the Fund’s major state tax jurisdiction.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets, Liabilities and Shareholders’ Capital due to temporary book/tax differences arising primarily from partnership investments. These amounts will be finalized before filing the Fund’s federal tax return.

At September 30, 2017, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the year-end were as follows:

Gross unrealized appreciation	$14,578,463
Gross unrealized depreciation	(3,242,403)
Net unrealized appreciation	$11,336,060
Cost of investments	$68,606,074

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences related to the timing of the recognition of income, gains and losses from the underlying investments for tax purposes.

As of October 31, 2016, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	477,925
Tax accumulated earnings	477,925
Accumulated capital and other losses	(1,466,389)
Unrealized appreciation	5,868,767
Other differences	—
Distributable net earnings	$4,880,303

As of October 31, 2016, the Fund had no capital loss carryforwards.

As of October 31, 2016, the Fund had $1,466,389 of qualified late-year ordinary losses, which are deferred until fiscal year 2017 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Pomona Investment Fund

Notes to Financial Statements
September 30, 2017 (Unaudited) (continued)

6.	Federal and Other Taxes (continued)

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The tax character of distributions paid during the tax year ended October 31, 2016 and the period from May 7, 2015 (commencement of operations) to October 31, 2015 was as follows:

Distribution paid from:	2016	2015
Ordinary income	$—	$—
Long-term capital gains	366,369	—
Total distributions paid	$366,369	$—

7.	Investment Transactions

Total purchases of investments in Investment Funds for the six months ended September 30, 2017 amounted to $18,590,696. Total distribution proceeds from sale, redemption, or other disposition of investments in Investment Funds for the six months ended September 30, 2017 amounted to $8,462,484.

8.	Indemnification

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9.	Commitments

As of September 30, 2017, the Fund had outstanding investment commitments to Investment Funds totaling approximately $13,979,330.

10.	Subsequent Events

Effective October 2, 2017, there were capital contributions to the Fund in the amount of $1,060,569.

As of October 17, 2017, the expiration date for the Fund’s repurchase offer dated September 22, 2017, there were no shareholder requests to tender shares.

The Fund has evaluated subsequent events through the date the financial statements were issued, and has determined that there were no other subsequent events that require disclosure in the financial statements.

Pomona Investment Fund

Other Information
September 30, 2017 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-844-2POMONA or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating and governance committee accepts and reviews shareholder nominations for trustees. A shareholder nomination for trustee may be submitted to the registrant by sending the nomination to the nominating and governance committee. The nominating and governance committee will evaluate candidates recommended by management of the registrant and by shareholders in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending shareholder and information concerning the shareholder’s interests in the registrant in sufficient detail to establish that the shareholder held shares on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the nominating and governance committee in evaluating the recommended nominee’s qualifications to serve as a trustee.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Pomona Investment Fund

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	December 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	December 1, 2017

By (Signature and Title)*	/s/ Joel Kress
Joel Kress, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	December 1, 2017

*	Print the name and title of each signing officer under his or her signature.